Shareholders equity	6 Months Ended
Jun. 30, 2023
Shareholders equity
Shareholders' equity

Note 15 – Shareholders’ Equity

Share Consolidation

On February 24, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-ten reverse split with the effective date of February 25, 2022. The objective of the share consolidation is to enable the company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq.

As a result of the share consolidation, each 10 common shares outstanding automatically combines and converts to one issued and outstanding common share without any action on the part of the shareholder. The share consolidation reduces the number of common shares issued and outstanding from 63,994,606 to 6,399,460. The authorized number of common shares will be reduced by the same one-for-ten ratio from 600 million to 60 million.

On October 28, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-twenty-four reverse split with the effective date of November 9, 2022. The objective of the share consolidation is to enable the company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq.

As a result of the share consolidation, each 24 common shares outstanding automatically combines and converts to one issued and outstanding common share without any action on the part of the shareholder. The share consolidation reduces the number of common shares issued and outstanding from 29,278,601 to 1,219,937. The authorized number of common shares will be reduced by the same one-for-twenty-four ratio from 60 million to 2.5 million.

On May 26, 2023, the Company’s Board approved to change the authorized number of common shares from 2.5 million to 500 million.

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted for the one-for-ten reverse split and one-for-twenty-four reverse split occurred on the first day of the first period presented.

Issuance of common shares

On March 14, 2022, the Company paid cash to certain minor shareholders and cancelled 36 shares due to reverse split reconciliation.

On March 18, 2022, the Company completed an offering of 833,333 common shares at an offering price of $12.0 per share for total net proceeds of $8,825,000 after deducting legal costs related to the offering. In addition, the Company granted the underwriters a 45-day option to purchase an additional 15% of common shares at the public offering price to cover over-allotments, if any. On March 22, 2022, the underwriter of the Offering exercised its Over-allotment Option to purchase an additional 120,000 common shares at a price of $12.0 per common share, for total net proceeds of $1,295,400 after deducing legal costs related to the offering.

On February 21, 2023, the Company entered into a securities purchase agreement with nine individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,000,000 common shares at a price of $2.80 per share, the net proceeds of $2,779,325 after deducting related expenses. The transaction was closed on March 22, 2023.

On June 26, 2023, the Company entered into a securities purchase agreement with six individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,240,000 common shares at a price of $2.5 per share, the net proceeds of $3,055,000 after deducting related expenses. The transaction was closed on June 30, 2023.

November 2020 Offering Warrants

In connection with and upon closing of the offering on November 24, 2020, the Company issued registered warrants to purchase up to 11,477 common shares and unregistered warrants to purchase up to 13,773 common shares. Such registered and unregistered warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $12.0 per share. The exercise price of such warrants was reduced from $434.4 per share to $12.0 per share by virtue of the Company’s entry into a securities purchase agreement on March 18, 2022. The placement agent also received unregistered warrants in connection with this offering exercisable for up to 1,515 common shares at $435.6 per share, exercisable between May 24, 2021 to November 24, 2023.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity.

As of June 30, 2023, the total number of common shares underlying registered and unregistered warrants outstanding was 26,765. These warrants have weighted average of remaining life of 2.29 years and weighted average exercise price of $35.98.